LOANS AND NOTES PAYABLE - Repayment Obligation (Details) - Senior Notes - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
2025	$ 445,000
2026	0
2027	433,471
2028	402,500
Total	$ 1,280,971
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
2025		$ 0
2026		445,000
2027		0
2028		0
2029		402,500
Total		$ 847,500